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                                    SSgA FUNDS
                                   909 A STREET
                                 TACOMA, WA  98402
                                    253-627-7001
                                  FAX 253-596-3286


January 3, 2002                                    VIA ELECTRONIC DELIVERY
                                                   -----------------------

Securities and Exchange Commission
450 - 5th Street N.W.
Judiciary Plaza
Washington, D.C.  20549

RE:     SSgA Funds
        Rule 497(j) Certification to
        Part B of Post-Effective Amendment No. 66 Under the 1933 Act File No. 33-19229
                 811-5430

Ladies and Gentlemen:

I serve as Legal Counsel to SSgA Funds (the "Registrant"). I also serve as an officer of the Registrant. I serve in similar capacities with the Registrant's administrator, Frank Russell Investment Management Company, and other affiliated companies.

As Legal Counsel, I have reviewed the Registrant's Post-Effective Amendment No. 66 to the Registrant's Registration Statement. I hereby certify that the form of Statements of Additional Information which would have been filed pursuant to Paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment No. 66 and is therefore eligible for filing pursuant to Paragraph (j) of Rule 497. I further certify that the text of Post-Effective Amendment No. 66 was filed electronically with the Securities and Exchange Commission under Paragraph (b) of Rule 485 of the Securities Act of 1933 on December 28, 2001.

The Prospectuses filed in Post-Effective Amendment No. 66 contain non-material changes and are therefore being filed pursuant to Rule 497(c) of the Securities Act of 1933, as amended.

Very truly yours,

/s/ Deedra S. Walkey

Deedra S. Walkey
Assistant Secretary and
Associate General Counsel